Accounts Receivables - Schedule of Changes in the Allowance for Doubtful Accounts (Detail) - Accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Balances at the beginning of the year	R$ (16,131)	R$ (14,716)
Business combination – Azul Conecta	0	(380)
(Additions) reversals	(5,921)	(3,205)
Write-off of uncollectible amounts	4,235	2,170
Balances at the end of the year	R$ (17,817)	R$ (16,131)